PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		$ 66,722
Adjustment upon adoption of IFRS 16			$ (656)
Balance at end of year		75,729	66,722
Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		52,467
Balance at end of year		58,581	52,467
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,635
Balance at end of year		3,414	2,635
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		7,632
Balance at end of year		9,903	7,632
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,852
Balance at end of year		2,489	1,852
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,136
Balance at end of year		1,342	2,136
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		138,816	149,727
Adjustment upon adoption of IFRS 16			360
Additions		10,411	8,177
Disposals		(1,226)	(11,247)
Reclassification of asset groups	[1]
Impact of foreign currency translation		11,763	(8,201)
Balance at end of year		159,764	138,816
Cost [Member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		96,454	100,028
Adjustment upon adoption of IFRS 16			360
Additions		182	1,736
Disposals		(205)	(6,932)
Reclassification of asset groups	[1]	5,579	6,908
Impact of foreign currency translation		8,141	(5,646)
Balance at end of year		110,151	96,454
Cost [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		8,010	7,735
Adjustment upon adoption of IFRS 16
Additions		864	1,060
Disposals		(250)	(368)
Reclassification of asset groups	[1]	325
Impact of foreign currency translation		711	(417)
Balance at end of year		9,660	8,010
Cost [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		25,800	29,452
Adjustment upon adoption of IFRS 16
Additions		1,117	1,082
Disposals		(291)	(3,265)
Reclassification of asset groups	[1]	2,221	65
Impact of foreign currency translation		2,227	(1,534)
Balance at end of year		31,074	25,800
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		6,416	6,722
Adjustment upon adoption of IFRS 16
Additions		1,059	681
Disposals		(480)	(630)
Reclassification of asset groups	[1]
Impact of foreign currency translation		542	(357)
Balance at end of year		7,537	6,416
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,136	5,790
Adjustment upon adoption of IFRS 16
Additions		7,189	3,618
Disposals			(52)
Reclassification of asset groups	[1]	(8,125)	(6,973)
Impact of foreign currency translation		142	(247)
Balance at end of year		1,342	2,136
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(72,094)	(81,110)
Disposals		882	10,776
Depreciation and amortization		(6,676)	(5,993)
Impact of foreign currency translation		(6,147)	4,233
Balance at end of year		(84,035)	(72,094)
Accumulated depreciation [member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(43,987)	(49,929)
Disposals		90	6,821
Depreciation and amortization		(3,921)	(3,481)
Impact of foreign currency translation		(3,752)	2,602
Balance at end of year		(51,570)	(43,987)
Accumulated depreciation [member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(5,375)	(5,409)
Disposals		228	278
Depreciation and amortization		(630)	(527)
Impact of foreign currency translation		(469)	283
Balance at end of year		(6,246)	(5,375)
Accumulated depreciation [member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(18,168)	(20,701)
Disposals		176	3,051
Depreciation and amortization		(1,629)	(1,601)
Impact of foreign currency translation		(1,550)	1,083
Balance at end of year		(21,171)	(18,168)
Accumulated depreciation [member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(4,564)	(5,017)
Disposals		388	574
Depreciation and amortization		(496)	(384)
Impact of foreign currency translation		(376)	263
Balance at end of year		(5,048)	(4,564)
Accumulated depreciation [member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year			(54)
Disposals			52
Depreciation and amortization
Impact of foreign currency translation			2
Balance at end of year
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		66,722
Balance at end of year		75,729	66,722
Carrying amounts [Member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		52,467
Balance at end of year		58,581	52,467
Carrying amounts [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,635
Balance at end of year		3,414	2,635
Carrying amounts [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		7,632
Balance at end of year		9,903	7,632
Carrying amounts [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,852
Balance at end of year		2,489	1,852
Carrying amounts [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,136
Balance at end of year		$ 1,342	$ 2,136

[1]	When an asset is available for use, it is reclassified from construction in progress to one of the appropriate plant and equipment categories.